Group Cash Flow Statement (Unaudited) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Cash flows from operating activities
Cash generated from operating activities (page 37)	£ 4,330	£ 3,317	£ 11,678
Dividends received from associates	171	164	353
Tax paid	(1,280)	(1,227)	(2,314)
Net cash generated from operating activities	3,221	2,254	9,717
Cash flows from investing activities
Interest received	28	14	33
Purchases of property, plant and equipment	(99)	(129)	(527)
Proceeds on disposal of property, plant and equipment	13	19	31
Purchases of intangibles	(52)	(46)	(218)
Purchases of investments	(174)	(220)	(369)
Proceeds on disposals of investments	81	101	141
Investment in associates and acquisitions of other subsidiaries net of cash acquired	(5)	(130)	(133)
Disposal of subsidiary, net of cash disposed of			(98)
Net cash used in investing activities	(208)	(391)	(1,140)
Cash flows from financing activities
Interest paid on borrowings and financing related activities	(746)	(753)	(1,479)
Interest element of lease liabilities	(11)	(11)	(23)
Capital element of lease liabilities	(71)	(72)	(154)
Proceeds from increases in and new borrowings	3,162	2,986	978
Reductions in and repayments of borrowings	(1,087)	(1,153)	(4,843)
Inflows/(outflows) relating to derivative financial instruments	253	(171)	229
Purchase of own shares	(1,256)
Purchases of own shares held in employee share ownership trusts	(80)	(82)	(82)
Proceeds from the issue of perpetual hybrid bonds, net of issuance costs			1,681
Coupon paid on perpetual hybrid bonds			(6)
Dividends paid to owners of the parent	(2,476)	(2,443)	(4,904)
Purchases of and capital injection from non-controlling interests	(1)		1
Dividends paid to non-controlling interests	(80)	(81)	(150)
Other	4		3
Net cash used in financing activities	(2,389)	(1,780)	(8,749)
Net cash flows generated from/(used in) operating, investing and financing activities	624	83	(172)
Transferred to held-for-sale	(240)	(100)
Differences on exchange	371	(173)	(253)
Increase/(decrease) in net cash and cash equivalents in the period	755	(190)	(425)
Net cash and cash equivalents at 1 January	2,463	2,888	2,888
Net cash and cash equivalents at period end	3,218	2,698	2,463
Cash and cash equivalents	3,568	3,014	2,809
Overdrafts and accrued interest	£ (350)	£ (316)	£ (346)